Income Tax - Schedule of reconciliation of federal income tax rate (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in valuation allowance	15.00%	(24.70%)
Income tax provision	36.00%	(3.70%)